UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number:
811-09013

Eaton Vance Senior Income Trust
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Deidre E. Walsh
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617)
482-8260
(Registrant’s Telephone Number)
June 30
Date of Fiscal Year End
December 31, 2023
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Senior Income Trust (EVF)
Semiannual Report
December 31, 2023

Commodity Futures Trading Commission Registration.
The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report
December 31, 2023
Eaton Vance
Senior Income Trust

Eaton Vance
Senior Income Trust
December 31, 2023
Performance

Portfolio Manager(s)
Andrew N. Sveen, CFA, Catherine C. McDermott, Daniel P. McElaney, CFA and Sarah A. Choi
% Average Annual Total Returns 1,2	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	10/30/1998	8.33%	17.98%	6.15%	5.35%
Fund at Market Price	—	23.57	34.41	9.23	6.23

Morningstar® LSTA® US Leveraged Loan Index SM	—	6.43%	13.32%	5.79%	4.41%
% Premium/Discount to NAV 3
As of period end	1.94%
Distributions 4
Total Distributions per share for the period	$0.399
Distribution Rate at NAV	11.83%
Distribution Rate at Market Price	11.60
% Total Leverage 5
Auction Preferred Shares (APS)	23.90%
Borrowings	13.98
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Senior Income Trust
December 31, 2023
Fund Profile

Top 10 Issuers (% of total investments) 1
CentralSquare Technologies, LLC	1.0%
Sophia, L.P.	0.8
Banff Merger Sub, Inc.	0.8
Great Outdoors Group, LLC	0.8
Mallinckrodt International Finance S.A.	0.8
INEOS Quattro Holdings UK, Ltd.	0.7
Carnival Corporation	0.7
Clarios Global, L.P.	0.7
Spin Holdco, Inc.	0.7
Vision Solutions, Inc.	0.7
Total	7.7%
Top 10 Sectors (% of total investments) 1
Software	13.3%
Health Care Providers & Services	6.3
Chemicals	6.0
Machinery	4.3
Commercial Services & Supplies	3.5
Specialty Retail	3.3
Hotels, Restaurants & Leisure	3.3
IT Services	3.2
Capital Markets	3.1
Automobile Components	2.9
Total	49.2%

Credit Quality (% of bonds, loans and asset-backed securities) 2
Footnotes:
1	Excludes cash and cash equivalents.
2	Credit ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Eaton Vance
Senior Income Trust
December 31, 2023
Endnotes and Additional Disclosures

1	Morningstar® LSTA® US Leveraged Loan Index
SM
is an unmanaged index of the institutional leveraged loan market. Morningstar® LSTA® Leveraged Loan indices are a product of Morningstar, Inc. (“Morningstar”) and have been licensed for use. Morningstar® is a registered trademark of Morningstar licensed for certain use. Loan Syndications and Trading Association® and LSTA® are trademarks of the LSTA licensed for certain use by Morningstar, and further sublicensed by Morningstar for certain use. Neither Morningstar nor LSTA guarantees the accuracy and/or completeness of the Morningstar® LSTA® US Leveraged Loan Index
SM
or any data included therein, and shall have no liability for any errors, omissions, or interruptions therein. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
2	Performance results reflect the effects of leverage. Included in the average annual total return at NAV for the five- and ten-year periods, as applicable, is the impact of the 2017 and 2019 tender and repurchase of a portion of the Fund’s APS at 95% and 92% of the Fund’s APS per share liquidation preference, respectively. Had these transactions not occurred, the total return at NAV would be lower for the Fund.
Included in the average annual total return at NAV for the five- and ten-year periods is the impact of the 2021 tender offer by the Fund for a portion of its common shares at 99% of the Fund’s NAV. Had this tender offer not occurred, the total return at NAV would be lower for the Fund.
Included in the average annual total return at NAV for all time periods is the impact of the 2023 tender offer by the Fund for a portion of its common shares at 98% of the Fund’s NAV. Had this tender offer not occurred, the total return at NAV would be lower for the Fund. See Note 6 to the Financial Statements for additional details.
3	The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.
4	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.
5	Leverage represents the liquidation value of the Fund’s APS and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus APS and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.
Fund profile subject to change due to active management.

Eaton Vance
Senior Income Trust
December 31, 2023
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 12.4%
Security	Principal Amount (000's omitted)	Value
Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class D, 11.491%, (3 mo. SOFR + 6.112%), 5/15/30 (1)(2)	$1,000	$ 935,881
Ares XXXIV CLO, Ltd., Series 2015-2A, Class ER, 12.514%, (3 mo. SOFR + 7.112%), 4/17/33 (1)(2)	550	536,461
Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class E, 12.676%, (3 mo. SOFR + 7.282%), 1/15/33 (1)(2)	750	754,723
Benefit Street Partners CLO XVIII, Ltd., Series 2019-18A, Class ER, 12.405%, (3 mo. SOFR + 7.012%), 10/15/34 (1)(2)	500	504,696
BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class ER, 12.807%, (3 mo. SOFR + 7.392%), 10/20/34 (1)(2)	1,000	988,988
Canyon Capital CLO, Ltd., Series 2019-2A, Class ER, 12.405%, (3 mo. SOFR + 7.012%), 10/15/34 (1)(2)	400	384,252
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class DR2, 12.155%, (3 mo. SOFR + 6.762%), 1/14/32 (1)(2)	600	552,604
Series 2015-5A, Class DR, 12.377%, (3 mo. SOFR + 6.962%), 1/20/32 (1)(2)	500	481,258
Cedar Funding X CLO, Ltd., Series 2019-10A, Class ER, 12.177%, (3 mo. SOFR + 6.762%), 10/20/32 (1)(2)	500	487,707
Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 12.301%, (3 mo. SOFR + 6.907%), 10/15/30 (1)(2)	500	488,230
Galaxy XXI CLO, Ltd., Series 2015-21A, Class ER, 10.927%, (3 mo. SOFR + 5.512%), 4/20/31 (1)(2)	500	472,166
Golub Capital Partners CLO 23M, Ltd., Series 2015-23A, Class ER, 11.427%, (3 mo. SOFR + 6.012%), 1/20/31 (1)(2)	600	585,511
Neuberger Berman Loan Advisers CLO 31, Ltd., Series 2019-31A, Class ER, 12.177%, (3 mo. SOFR + 6.762%), 4/20/31 (1)(2)	500	493,135
Palmer Square CLO, Ltd.:
Series 2013-2A, Class DRR, 11.514%, (3 mo. SOFR + 6.112%), 10/17/31 (1)(2)	450	439,359
Series 2019-1A, Class DR, 12.139%, (3 mo. SOFR + 6.762%), 11/14/34 (1)(2)	500	502,745
RAD CLO 7, Ltd., Series 2020-7A, Class E, 12.164%, (3 mo. SOFR + 6.762%), 4/17/33 (1)(2)	575	579,663
Regatta XIV Funding, Ltd., Series 2018-3A, Class E, 11.59%, (3 mo. SOFR + 6.212%), 10/25/31 (1)(2)	300	287,979
Regatta XVI Funding, Ltd., Series 2019-2A, Class E, 12.655%, (3 mo. SOFR + 7.262%), 1/15/33 (1)(2)	500	502,841
Vibrant CLO X, Ltd., Series 2018-10A, Class D, 11.867%, (3 mo. SOFR + 6.452%), 10/20/31 (1)(2)	375	319,868
Vibrant CLO XI, Ltd., Series 2019-11A, Class D, 12.447%, (3 mo. SOFR + 7.032%), 7/20/32 (1)(2)	500	484,801
Security	Principal Amount (000's omitted)	Value
Voya CLO, Ltd., Series 2013-1A, Class DR, 12.136%, (3 mo. SOFR + 6.742%), 10/15/30 (1)(2)	$1,000	$ 797,610
Wellfleet CLO, Ltd., Series 2020-1A, Class D, 12.895%, (3 mo. SOFR + 7.502%), 4/15/33 (1)(2)	550	513,848
Total Asset-Backed Securities (identified cost $12,533,199)		$ 12,094,326

Closed-End Funds — 3.4%
Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	49,400	$ 625,404
Invesco Senior Income Trust	178,510	731,891
Nuveen Credit Strategies Income Fund	180,539	942,413
Nuveen Floating Rate Income Fund	123,571	1,015,754
Total Closed-End Funds (identified cost $4,361,226)		$ 3,315,462

Common Stocks — 1.1%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services, LLC (3)(4)(5)	28	$ 0
		$ 0
Commercial Services & Supplies — 0.2%
Monitronics International, Inc. (4)(5)	4,716	$ 99,036
Phoenix Services International, LLC (4)(5)	7,568	71,896
Phoenix Services International, LLC (4)(5)	690	6,555
		$ 177,487
Electronics/Electrical — 0.0% (6)
Skillsoft Corp. (4)(5)	1,256	$ 22,080
		$ 22,080
Entertainment — 0.1%
New Cineworld, Ltd. (4)(5)	7,709	$ 131,053
		$ 131,053
Health Care — 0.2%
Envision Parent, Inc. (4)(5)	19,128	$ 168,566
		$ 168,566
Household Durables — 0.3%
Serta Simmons Bedding, Inc. (4)(5)	35,996	$ 274,470

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables (continued)
Serta SSB Equipment Co. (3)(4)(5)	35,996	$ 0
		$ 274,470
Investment Companies — 0.0% (6)
Aegletes B.V. (4)(5)	6,311	$ 15,225
Jubilee Topco, Ltd., Class A (3)(4)(5)	995,275	0
		$ 15,225
Pharmaceuticals — 0.3%
Covis Midco 1 S.a.r.l., Class A (4)(5)	147	$ 75
Covis Midco 1 S.a.r.l., Class B (4)(5)	147	75
Covis Midco 1 S.a.r.l., Class C (4)(5)	147	75
Covis Midco 1 S.a.r.l., Class D (4)(5)	147	75
Covis Midco 1 S.a.r.l., Class E (4)(5)	147	75
Mallinckrodt International Finance S.A. (4)(5)	8,609	329,294
		$ 329,669
Retailers (Except Food and Drug) — 0.0% (6)
Phillips Feed Service, Inc. (3)(4)(5)	269	$ 17,165
		$ 17,165
Telecommunications — 0.0%
GEE Acquisition Holdings Corp. (3)(4)(5)	21,114	$ 0
		$ 0
Total Common Stocks (identified cost $2,347,497)		$ 1,135,715

Corporate Bonds — 7.0%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.1%
TransDigm, Inc., 4.875%, 5/1/29	$135	$ 126,338
		$ 126,338
Automotive — 0.5%
Clarios Global, L.P./Clarios U.S. Finance Co., 8.50%, 5/15/27 (1)	$500	$ 502,680
		$ 502,680
Building and Development — 0.3%
Smyrna Ready Mix Concrete, LLC, 6.00%, 11/1/28 (1)	$135	$ 133,116
Security	Principal Amount (000's omitted)	Value
Building and Development (continued)
Standard Industries, Inc., 4.75%, 1/15/28 (1)	$135	$ 130,056
		$ 263,172
Business Equipment and Services — 0.9%
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26 (1)	$500	$ 492,570
Prime Security Services Borrower, LLC/Prime Finance, Inc.:
5.25%, 4/15/24 (1)	43	42,760
5.75%, 4/15/26 (1)	325	326,966
		$ 862,296
Cable and Satellite Television — 0.1%
CCO Holdings, LLC/CCO Holdings Capital Corp., 4.50%, 8/15/30 (1)	$135	$ 121,881
		$ 121,881
Chemicals and Plastics — 0.5%
NOVA Chemicals Corp., 4.875%, 6/1/24 (1)	$500	$ 496,105
		$ 496,105
Cosmetics/Toiletries — 0.2%
Edgewell Personal Care Co., 5.50%, 6/1/28 (1)	$135	$ 132,617
		$ 132,617
Distribution & Wholesale — 0.4%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27 (1)	$129	$ 124,524
Performance Food Group, Inc., 5.50%, 10/15/27 (1)	300	295,921
		$ 420,445
Diversified Financial Services — 0.1%
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30 (1)	$135	$ 94,390
		$ 94,390
Engineering & Construction — 0.1%
TopBuild Corp., 3.625%, 3/15/29 (1)	$135	$ 122,469
		$ 122,469
Entertainment — 0.5%
Caesars Entertainment, Inc., 8.125%, 7/1/27 (1)	$500	$ 512,892
		$ 512,892

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Financial Intermediaries — 0.5%
Ford Motor Credit Co., LLC, 3.815%, 11/2/27	$500	$ 467,139
		$ 467,139
Food Service — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons, LLC, 3.50%, 3/15/29 (1)	$135	$ 122,735
		$ 122,735
Health Care — 0.9%
Centene Corp., 3.375%, 2/15/30	$129	$ 115,905
LifePoint Health, Inc., 5.375%, 1/15/29 (1)	135	99,975
Tenet Healthcare Corp., 6.875%, 11/15/31	500	514,085
US Acute Care Solutions, LLC, 6.375%, 3/1/26 (1)	135	112,955
		$ 842,920
Home Furnishings — 0.1%
Tempur Sealy International, Inc., 4.00%, 4/15/29 (1)	$135	$ 122,077
		$ 122,077
Insurance — 0.1%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27 (1)	$100	$ 99,750
		$ 99,750
Leisure Goods/Activities/Movies — 0.1%
Viking Cruises, Ltd., 5.875%, 9/15/27 (1)	$135	$ 130,393
		$ 130,393
Media — 0.2%
Audacy Capital Corp., 6.50%, 5/1/27 (1)(7)	$135	$ 2,531
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26 (1)(7)	0 (8)	10
iHeartCommunications, Inc.:
6.375%, 5/1/26	102	87,323
8.375%, 5/1/27	185	120,527
		$ 210,391
Oil and Gas — 0.2%
Permian Resources Operating, LLC, 5.375%, 1/15/26 (1)	$135	$ 133,322
		$ 133,322
Pipelines — 0.1%
EQM Midstream Partners, L.P., 4.75%, 1/15/31 (1)	$135	$ 125,818
		$ 125,818
Security	Principal Amount (000's omitted)	Value
Real Estate Investment Trusts (REITs) — 0.1%
HAT Holdings I, LLC/HAT Holdings II, LLC, 3.375%, 6/15/26 (1)	$135	$ 126,967
		$ 126,967
Technology — 0.1%
Athenahealth Group, Inc., 6.50%, 2/15/30 (1)	$135	$ 122,649
		$ 122,649
Utilities — 0.5%
NRG Energy, Inc., 3.625%, 2/15/31 (1)	$500	$ 430,192
		$ 430,192
Wireless Telecommunication Services — 0.3%
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24 (1)	$275	$ 257,480
		$ 257,480
Total Corporate Bonds (identified cost $7,048,229)		$ 6,847,118

Senior Floating-Rate Loans — 131.8% (9)
Borrower/Description	Principal Amount * (000's omitted)	Value
Aerospace and Defense — 0.9%
Dynasty Acquisition Co., Inc.:
Term Loan, 9.356%, (SOFR + 4.00%), 8/24/28	139	$ 139,787
Term Loan, 9.356%, (SOFR + 4.00%), 8/24/28	60	59,909
IAP Worldwide Services, Inc., Term Loan - Second Lien, 12.152%, (3 mo. USD LIBOR + 6.50%), 7/18/23 (3)	202	157,768
TransDigm, Inc., Term Loan, 8.598%, (SOFR + 3.25%), 8/24/28	499	501,679
		$ 859,143
Airlines — 1.1%
American Airlines, Inc., Term Loan, 10.427%, (SOFR + 4.75%), 4/20/28	833	$ 857,475
Mileage Plus Holdings, LLC, Term Loan, 10.77%, (SOFR + 5.25%), 6/21/27	245	253,779
		$ 1,111,254

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount * (000's omitted)		Value
Apparel & Luxury Goods — 0.7%
Gloves Buyer, Inc., Term Loan, 9.47%, (SOFR + 4.00%), 12/29/27		685	$ 681,157
			$ 681,157
Auto Components — 3.7%
Adient US, LLC, Term Loan, 8.72%, (SOFR + 3.25%), 4/10/28		322	$ 323,688
Autokiniton US Holdings, Inc., Term Loan, 9.97%, (SOFR + 4.50%), 4/6/28		731	735,134
Clarios Global, L.P., Term Loan, 9.106%, (SOFR + 3.75%), 5/6/30		623	625,386
DexKo Global, Inc.:
Term Loan, 7.925%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	70	74,490
Term Loan, 7.925%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	155	166,292
Term Loan, 9.36%, (SOFR + 3.75%), 10/4/28		197	196,091
Garrett LX I S.a.r.l., Term Loan, 8.895%, (SOFR + 3.25%), 4/30/28		342	342,196
Garrett Motion, Inc., Term Loan, 9.883%, (SOFR + 4.50%), 4/30/28		196	196,920
LTI Holdings, Inc., Term Loan, 10.22%, (SOFR + 4.75%), 7/24/26		269	261,218
RealTruck Group, Inc.:
Term Loan, 8.97%, (SOFR + 3.50%), 1/31/28		494	488,795
Term Loan, 10.47%, (SOFR + 5.00%), 1/31/28		200	197,625
			$ 3,607,835
Automobiles — 0.8%
MajorDrive Holdings IV, LLC:
Term Loan, 9.61%, (SOFR + 4.00%), 6/1/28		317	$ 316,479
Term Loan, 10.998%, (SOFR + 5.50%), 6/1/29		418	417,910
			$ 734,389
Beverages — 1.5%
Arterra Wines Canada, Inc., Term Loan, 9.11%, (SOFR + 3.50%), 11/24/27		485	$ 465,790
City Brewing Company, LLC, Term Loan, 9.164%, (SOFR + 3.50%), 4/5/28		317	252,070
Triton Water Holdings, Inc., Term Loan, 8.86%, (SOFR + 3.25%), 3/31/28		731	725,717
			$ 1,443,577
Biotechnology — 0.3%
Alkermes, Inc., Term Loan, 7.972%, (SOFR + 2.50%), 3/12/26		180	$ 179,558
Borrower/Description	Principal Amount * (000's omitted)		Value
Biotechnology (continued)
Alltech, Inc., Term Loan, 9.47%, (SOFR + 4.00%), 10/13/28		123	$ 121,275
			$ 300,833
Building Products — 1.8%
Cornerstone Building Brands, Inc., Term Loan, 8.712%, (SOFR + 3.25%), 4/12/28		451	$ 451,919
LHS Borrower, LLC, Term Loan, 10.206%, (SOFR + 4.75%), 2/16/29		288	261,900
MI Windows and Doors, LLC, Term Loan, 8.956%, (SOFR + 3.50%), 12/18/27		536	538,503
Oscar AcquisitionCo, LLC, Term Loan, 9.948%, (SOFR + 4.50%), 4/29/29		222	220,583
Standard Industries, Inc., Term Loan, 7.721%, (SOFR + 2.25%), 9/22/28		279	280,035
			$ 1,752,940
Capital Markets — 4.9%
Advisor Group, Inc., Term Loan, 9.856%, (SOFR + 4.50%), 8/17/28		496	$ 498,345
AllSpring Buyer, LLC, Term Loan, 8.887%, (SOFR + 3.25%), 11/1/28		392	391,840
Aretec Group, Inc., Term Loan, 9.956%, (SOFR + 4.50%), 8/9/30		939	940,375
Citadel Securities, L.P., Term Loan, 7.97%, (SOFR + 2.50%), 7/29/30		199	199,622
Citco Funding, LLC, Term Loan, 8.633%, (SOFR + 3.25%), 4/27/28		224	225,560
Edelman Financial Center, LLC, Term Loan, 8.97%, (SOFR + 3.50%), 4/7/28		439	439,329
EIG Management Company, LLC, Term Loan, 9.206%, (SOFR + 3.75%), 2/22/25		118	118,125
FinCo I, LLC, Term Loan, 8.383%, (SOFR + 3.00%), 6/27/29		348	350,046
Focus Financial Partners, LLC, Term Loan, 8.856%, (SOFR + 3.50%), 6/30/28		175	175,199
HighTower Holdings, LLC, Term Loan, 9.641%, (SOFR + 4.00%), 4/21/28		817	815,511
Hudson River Trading, LLC, Term Loan, 8.47%, (SOFR + 3.00%), 3/20/28		537	535,661
Mariner Wealth Advisors, LLC, Term Loan, 8.86%, (SOFR + 3.25%), 8/18/28		122	122,236
			$ 4,811,849
Chemicals — 9.2%
Aruba Investments, Inc.:
Term Loan, 7.843%, (1 mo. EURIBOR + 4.00%), 11/24/27	EUR	243	$ 254,978

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount * (000's omitted)		Value
Chemicals (continued)
Aruba Investments, Inc.: (continued)
Term Loan, 9.456%, (SOFR + 4.00%), 11/24/27		340	$ 337,577
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 7.848%, (SOFR + 2.50%), 12/20/29		547	549,674
Charter NEX US, Inc., Term Loan, 9.22%, (SOFR + 3.75%), 12/1/27		468	470,147
CPC Acquisition Corp., Term Loan, 9.36%, (SOFR + 3.75%), 12/29/27		326	264,882
Gemini HDPE, LLC, Term Loan, 8.645%, (SOFR + 3.00%), 12/31/27		332	331,392
Groupe Solmax, Inc., Term Loan, 10.295%, (SOFR + 4.75%), 5/29/28 (10)		439	422,914
INEOS Enterprises Holdings US Finco, LLC, Term Loan, 9.238%, (SOFR + 3.75%), 7/8/30		325	321,140
INEOS Finance PLC, Term Loan, 6.593%, (1 mo. EURIBOR + 2.75%), 11/8/28	EUR	175	188,060
INEOS Quattro Holdings UK, Ltd.:
Term Loan, 7.843%, (1 mo. EURIBOR + 4.00%), 3/14/30	EUR	75	80,907
Term Loan, 9.206%, (SOFR + 3.75%), 3/14/30		124	120,955
Term Loan, 9.706%, (SOFR + 4.25%), 4/2/29		978	960,394
INEOS US Finance, LLC:
Term Loan, 7.956%, (SOFR + 2.50%), 11/8/28		147	147,375
Term Loan, 8.856%, (SOFR + 3.50%), 2/18/30		224	224,415
Term Loan, 9.206%, (SOFR + 3.75%), 11/8/27		496	497,956
Kraton Corporation, Term Loan, 8.896%, (SOFR + 3.25%), 3/15/29		420	414,193
Lonza Group AG, Term Loan, 9.373%, (SOFR + 3.93%), 7/3/28		707	644,213
Momentive Performance Materials, Inc., Term Loan, 9.856%, (SOFR + 4.50%), 3/29/28		397	384,210
Olympus Water US Holding Corporation, Term Loan, 9.36%, (SOFR + 3.75%), 11/9/28		686	685,614
Rohm Holding GmbH, Term Loan, 10.881%, (SOFR + 5.00%), 7/31/26		439	389,761
SCUR-Alpha 1503 GmbH, Term Loan, 10.883%, (SOFR + 5.50%), 3/29/30		149	137,340
Starfruit Finco B.V., Term Loan, 9.441%, (SOFR + 4.00%), 4/3/28		174	174,974
Tronox Finance, LLC, Term Loan, 8.848%, (SOFR + 3.50%), 8/16/28		150	150,469
W.R. Grace & Co.-Conn., Term Loan, 9.36%, (SOFR + 3.75%), 9/22/28		793	796,444
			$ 8,949,984
Commercial Services & Supplies — 4.8%
Albion Financing 3 S.a.r.l., Term Loan, 10.924%, (SOFR + 5.25%), 8/17/26		392	$ 394,940
Borrower/Description	Principal Amount * (000's omitted)		Value
Commercial Services & Supplies (continued)
Allied Universal Holdco, LLC, Term Loan, 9.206%, (SOFR + 3.75%), 5/12/28		494	$ 491,603
Belfor Holdings, Inc., Term Loan, 9.106%, (SOFR + 3.75%), 11/1/30		175	176,094
EnergySolutions, LLC, Term Loan, 9.356%, (SOFR + 4.00%), 9/20/30		794	794,321
Garda World Security Corporation, Term Loan, 9.725%, (SOFR + 4.25%), 10/30/26		495	496,397
GFL Environmental, Inc., Term Loan, 7.912%, (SOFR + 2.50%), 5/31/27		14	13,911
JFL-Tiger Acquisition Co., Inc., Term Loan, 10.403%, (SOFR + 5.00%), 10/17/30		200	199,916
LABL, Inc., Term Loan, 10.456%, (SOFR + 5.00%), 10/29/28		172	164,994
Monitronics International, Inc., Term Loan, 13.145%, (SOFR + 7.50%), 6/30/28		259	259,294
Phoenix Services International, LLC, Term Loan, 11.456%, (SOFR + 6.10%), 6/30/28		91	85,083
SITEL Worldwide Corporation, Term Loan, 9.22%, (SOFR + 3.75%), 8/28/28		882	850,364
Tempo Acquisition, LLC, Term Loan, 8.106%, (SOFR + 2.75%), 8/31/28		494	496,620
TruGreen Limited Partnership, Term Loan, 9.456%, (SOFR + 4.00%), 11/2/27		291	281,997
			$ 4,705,534
Construction Materials — 1.0%
Quikrete Holdings, Inc., Term Loan, 8.22%, (SOFR + 2.75%), 3/19/29		983	$ 987,044
			$ 987,044
Consumer Staples Distribution & Retail — 0.6%
Cardenas Markets, Inc., Term Loan, 12.198%, (SOFR + 6.75%), 8/1/29		124	$ 124,342
Peer Holding III B.V.:
Term Loan, 7.675%, (3 mo. EURIBOR + 3.75%), 9/29/28	EUR	150	165,981
Term Loan, 8.598%, (SOFR + 3.25%), 10/28/30		325	326,320
			$ 616,643
Containers & Packaging — 2.0%
Berlin Packaging, LLC, Term Loan, 9.214%, (SOFR + 3.75%), 3/11/28 (10)		516	$ 517,359
Clydesdale Acquisition Holdings, Inc., Term Loan, 9.631%, (SOFR + 4.18%), 4/13/29		641	645,384
Pretium Packaging, LLC, Term Loan - Second Lien, 9.995%, (SOFR + 4.60%), 10/2/28		138	109,090

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount * (000's omitted)		Value
Containers & Packaging (continued)
Pretium PKG Holdings, Inc., Term Loan - Second Lien, 12.21%, (SOFR + 6.75%), 10/1/29		100	$ 40,833
Proampac PG Borrower, LLC, Term Loan, 9.881%, (SOFR + 4.50%), 9/15/28		325	325,948
Trident TPI Holdings, Inc., Term Loan, 9.848%, (SOFR + 4.50%), 9/15/28		354	355,079
			$ 1,993,693
Distributors — 0.0% (6)
Phillips Feed Service, Inc., Term Loan, 12.356%, (SOFR + 7.00%), 11/13/24 (3)		49	$ 39,015
			$ 39,015
Diversified Consumer Services — 1.0%
Ascend Learning, LLC, Term Loan, 8.956%, (SOFR + 3.50%), 12/11/28		172	$ 168,861
KUEHG Corp., Term Loan, 10.348%, (SOFR + 5.00%), 6/12/30		623	626,666
Sotheby's, Term Loan, 10.156%, (SOFR + 4.50%), 1/15/27		202	199,899
			$ 995,426
Diversified Financial Services — 0.6%
Concorde Midco, Ltd., Term Loan, 7.892%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	250	$ 273,228
Sandy BidCo B.V., Term Loan, 7.876%, (6 mo. EURIBOR + 3.75%), 8/17/29	EUR	275	301,262
			$ 574,490
Diversified Telecommunication Services — 1.9%
Altice France S.A., Term Loan, 10.894%, (SOFR + 5.50%), 8/15/28		441	$ 397,202
GEE Holdings 2, LLC:
Term Loan, 13.46%, (SOFR + 8.00%), 3/24/25		186	169,568
Term Loan - Second Lien, 13.71%, (SOFR + 8.25%), 5.46% cash, 8.25% PIK, 3/23/26		429	257,298
Virgin Media Bristol, LLC, Term Loan, 8.726%, (SOFR + 3.25%), 1/31/29		1,075	1,074,865
			$ 1,898,933
Electrical Equipment — 0.3%
AZZ, Inc., Term Loan, 9.106%, (SOFR + 3.75%), 5/13/29		299	$ 300,832
			$ 300,832
Borrower/Description	Principal Amount * (000's omitted)		Value
Electronic Equipment, Instruments & Components — 2.5%
Chamberlain Group, Inc., Term Loan, 8.706%, (SOFR + 3.25%), 11/3/28		392	$ 391,510
Creation Technologies, Inc., Term Loan, 11.176%, (SOFR + 5.50%), 10/5/28		395	384,874
Ingram Micro, Inc., Term Loan, 6/30/28 (11)		600	602,625
Mirion Technologies, Inc., Term Loan, 8.36%, (SOFR + 2.75%), 10/20/28		146	147,209
Verifone Systems, Inc., Term Loan, 9.641%, (SOFR + 4.00%), 8/20/25		495	480,773
Verisure Holding AB, Term Loan, 6.925%, (3 mo. EURIBOR + 3.00%), 3/27/28	EUR	375	411,799
			$ 2,418,790
Energy Equipment & Services — 0.0% (6)
Ameriforge Group, Inc., Term Loan, 14.06%, (USD Prime + 7.00%), 12/29/23 (3)(12)		25	$ 20,005
			$ 20,005
Engineering & Construction — 1.2%
Aegion Corporation, Term Loan, 10.395%, (SOFR + 4.75%), 5/17/28		297	$ 297,758
American Residential Services, LLC, Term Loan, 9.11%, (SOFR + 3.50%), 10/15/27		267	266,750
Northstar Group Services, Inc., Term Loan, 10.97%, (SOFR + 5.50%), 11/12/26		578	576,949
			$ 1,141,457
Entertainment — 1.1%
Crown Finance US, Inc., Term Loan, 7.381%, (SOFR + 1.50%), 7/31/28		165	$ 166,961
EP Purchaser, LLC, Term Loan, 9.11%, (SOFR + 3.50%), 11/6/28		98	97,605
Renaissance Holding Corp., Term Loan, 10.106%, (SOFR + 4.75%), 4/5/30		274	275,650
Vue International Bidco PLC:
Term Loan, 12.13%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	149	161,877
Term Loan, 12.63%, (6 mo. EURIBOR + 8.50%), 6.13% cash, 6.50% PIK, 12/31/27	EUR	1,041	392,945
			$ 1,095,038
Equity Real Estate Investment Trusts (REITs) — 0.3%
Iron Mountain, Inc., Term Loan, 1/31/31 (11)		275	$ 275,430
			$ 275,430
Financial Services — 1.5%
GTCR W Merger Sub, LLC, Term Loan, 9/20/30 (11)		850	$ 853,515

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount * (000's omitted)		Value
Financial Services (continued)
NCR Atleos, LLC, Term Loan, 10.206%, (SOFR + 4.75%), 3/27/29		375	$ 374,414
Nuvei Technologies Corp., Term Loan, 12/19/30 (11)		225	225,141
			$ 1,453,070
Food Products — 1.6%
8th Avenue Food & Provisions, Inc., Term Loan, 10.22%, (SOFR + 4.75%), 10/1/25		147	$ 141,493
CHG PPC Parent, LLC, Term Loan, 8.356%, (SOFR + 3.00%), 12/8/28		123	123,107
Del Monte Foods, Inc., Term Loan, 9.711%, (SOFR + 4.25%), 5/16/29		298	280,210
Nomad Foods US, LLC, Term Loan, 11/13/29 (11)		600	602,475
United Petfood Group B.V., Term Loan, 6.852%, (6 mo. EURIBOR + 2.75%), 4/23/28	EUR	350	380,587
			$ 1,527,872
Gas Utilities — 0.9%
CQP Holdco, L.P., Term Loan, 8.348%, (SOFR + 3.00%), 12/31/30		910	$ 913,487
			$ 913,487
Health Care Equipment & Supplies — 1.9%
Artivion, Inc., Term Loan, 8.97%, (SOFR + 3.50%), 6/1/27		212	$ 207,270
Bayou Intermediate II, LLC, Term Loan, 10.154%, (SOFR + 4.50%), 8/2/28		392	374,850
Journey Personal Care Corp., Term Loan, 9.72%, (SOFR + 4.25%), 3/1/28		733	726,075
Medline Borrower, L.P., Term Loan, 8.47%, (SOFR + 3.00%), 10/23/28		491	493,737
			$ 1,801,932
Health Care Providers & Services — 9.2%
AEA International Holdings (Lux) S.a.r.l., Term Loan, 9.36%, (SOFR + 3.75%), 9/7/28		566	$ 568,594
Biogroup-LCD, Term Loan, 7.216%, (3 mo. EURIBOR + 3.25%), 2/9/28	EUR	125	132,416
BW NHHC Holdco, Inc., Term Loan - Second Lien, 13.348%, (SOFR + 8.00%), 1/15/26		1,051	898,184
Cano Health, LLC, Term Loan, 9.533%, (SOFR + 4.00%), 11/23/27		978	436,897
CCRR Parent, Inc., Term Loan, 9.22%, (SOFR + 3.75%), 3/6/28		689	672,191
Cerba Healthcare S.A.S.:
Term Loan, 7.543%, (1 mo. EURIBOR + 3.70%), 6/30/28	EUR	125	123,849
Borrower/Description	Principal Amount * (000's omitted)		Value
Health Care Providers & Services (continued)
Cerba Healthcare S.A.S.: (continued)
Term Loan, 7.843%, (1 mo. EURIBOR + 4.00%), 2/16/29	EUR	150	$ 149,684
CHG Healthcare Services, Inc.:
Term Loan, 8.72%, (SOFR + 3.25%), 9/29/28		566	567,385
Term Loan, 9.145%, (SOFR + 3.75%), 9/29/28		125	125,443
CNT Holdings I Corp., Term Loan, 8.926%, (SOFR + 3.50%), 11/8/27		682	684,451
Covis Finco S.a.r.l., Term Loan, 12.012%, (SOFR + 6.50%), 2/18/27		181	129,401
Electron BidCo, Inc., Term Loan, 8.47%, (SOFR + 3.00%), 11/1/28		197	197,237
IVC Acquisition, Ltd.:
Term Loan, 9.071%, (3 mo. EURIBOR + 5.00%), 11/13/26	EUR	400	442,369
Term Loan, 10.886%, (SOFR + 5.50%), 11/17/28		275	276,547
LSCS Holdings, Inc., Term Loan, 9.97%, (SOFR + 4.61%), 12/16/28		172	169,571
Medical Solutions Holdings, Inc., Term Loan, 8.706%, (SOFR + 3.25%), 11/1/28		641	595,948
Option Care Health, Inc., Term Loan, 8.22%, (SOFR + 2.75%), 10/27/28		98	98,490
Pacific Dental Services, LLC, Term Loan, 8.97%, (SOFR + 3.50%), 5/5/28		318	318,598
Phoenix Guarantor, Inc., Term Loan, 8.72%, (SOFR + 3.25%), 3/5/26		731	731,992
Sound Inpatient Physicians, Term Loan, 8.645%, (SOFR + 3.00%), 6/27/25		213	72,133
Surgery Center Holdings, Inc., Term Loan, 8.856%, (SOFR + 3.50%), 12/19/30		645	648,865
Synlab Bondco PLC:
Term Loan, 6.392%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	150	162,591
Term Loan, 12/12/30 (11)	EUR	150	165,593
TTF Holdings, LLC, Term Loan, 3/31/28 (11)		600	601,250
			$ 8,969,679
Health Care Technology — 4.4%
Athenahealth Group, Inc., Term Loan, 8.606%, (SOFR + 3.25%), 2/15/29		532	$ 530,403
Certara, L.P., Term Loan, 9.15%, (SOFR + 3.50%), 8/15/26		469	470,482
Imprivata, Inc., Term Loan, 9.22%, (SOFR + 3.75%), 12/1/27		977	983,088
MedAssets Software Intermediate Holdings, Inc., Term Loan, 9.47%, (SOFR + 4.00%), 12/18/28		270	216,263
PointClickCare Technologies, Inc., Term Loan, 8.61%, (SOFR + 3.00%), 12/29/27		292	292,115

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount * (000's omitted)		Value
Health Care Technology (continued)
Project Ruby Ultimate Parent Corp., Term Loan, 8.72%, (SOFR + 3.25%), 3/10/28		535	$ 535,209
Symplr Software, Inc., Term Loan, 9.983%, (SOFR + 4.50%), 12/22/27		662	594,554
Verscend Holding Corp., Term Loan, 9.47%, (SOFR + 4.00%), 8/27/25		693	695,303
			$ 4,317,417
Hotels, Restaurants & Leisure — 4.6%
Carnival Corporation, Term Loan, 8.72%, (SOFR + 3.25%), 10/18/28		1,129	$ 1,133,698
ClubCorp Holdings, Inc., Term Loan, 10.61%, (SOFR + 5.00%), 9/18/26		367	355,134
Fertitta Entertainment, LLC, Term Loan, 9.356%, (SOFR + 4.00%), 1/27/29		595	596,337
Flutter Entertainment PLC, Term Loan, 7.698%, (SOFR + 2.25%), 11/25/30		850	853,011
Great Canadian Gaming Corporation, Term Loan, 9.633%, (SOFR + 4.00%), 11/1/26		443	445,535
Ontario Gaming GTA L.P., Term Loan, 9.598%, (SOFR + 4.25%), 8/1/30		125	125,654
Oravel Stays Singapore Pte., Ltd., Term Loan, 13.883%, (SOFR + 8.25%), 6/23/26		174	162,462
Playa Resorts Holding B.V., Term Loan, 9.608%, (SOFR + 4.25%), 1/5/29		644	645,072
SeaWorld Parks & Entertainment, Inc., Term Loan, 8.47%, (SOFR + 3.00%), 8/25/28		220	221,312
			$ 4,538,215
Household Durables — 1.8%
Libbey Glass, Inc., Term Loan, 11.956%, (SOFR + 6.50%), 11/22/27		290	$ 277,491
Serta Simmons Bedding, LLC, Term Loan, 12.963%, (SOFR + 7.50%), 6/29/28		700	668,168
Solis IV B.V., Term Loan, 7.956%, (3 mo. EURIBOR + 4.00%), 2/26/29	EUR	750	822,270
			$ 1,767,929
Household Products — 0.6%
Kronos Acquisition Holdings, Inc.:
Term Loan, 9.36%, (SOFR + 3.75%), 12/22/26		397	$ 397,210
Term Loan, 11.538%, (SOFR + 6.00%), 12/22/26		164	164,944
			$ 562,154
Insurance — 1.6%
Alliant Holdings Intermediate, LLC, Term Loan, 8.86%, (SOFR + 3.50), 11/6/30		123	$ 123,304
Borrower/Description	Principal Amount * (000's omitted)		Value
Insurance (continued)
AmWINS Group, Inc., Term Loan, 8.22%, (SOFR + 2.75%), 2/19/28		198	$ 198,813
AssuredPartners, Inc., Term Loan, 8.97%, (SOFR + 3.50%), 2/12/27		684	686,178
NFP Corp., Term Loan, 8.72%, (SOFR + 3.25%), 2/16/27		585	588,648
			$ 1,596,943
Interactive Media & Services — 2.1%
Adevinta ASA:
Term Loan, 6.425%, (3 mo. EURIBOR + 2.50%), 6/26/28	EUR	374	$ 414,001
Term Loan, 8.362%, (SOFR + 2.75%), 6/26/28		62	62,334
Arches Buyer, Inc., Term Loan, 8.706%, (SOFR + 3.25%), 12/6/27		792	775,208
Buzz Finco, LLC:
Term Loan, 8.206%, (SOFR + 2.75%), 1/29/27		265	265,845
Term Loan, 8.706%, (SOFR + 3.25%), 1/29/27		27	26,873
Getty Images, Inc., Term Loan, 9.948%, (SOFR + 4.50%), 2/19/26		490	492,680
			$ 2,036,941
IT Services — 5.2%
Asurion, LLC:
Term Loan - Second Lien, 10.72%, (SOFR + 5.25%), 1/31/28		750	$ 716,563
Term Loan - Second Lien, 10.72%, (SOFR + 5.25%), 1/20/29		325	307,792
Endure Digital, Inc., Term Loan, 9.422%, (SOFR + 3.50%), 2/10/28		987	969,909
Gainwell Acquisition Corp., Term Loan, 9.448%, (SOFR + 4.00%), 10/1/27		740	721,947
Go Daddy Operating Company, LLC, Term Loan, 7.856%, (SOFR + 2.50%), 11/9/29		596	598,189
NAB Holdings, LLC, Term Loan, 8.248%, (SOFR + 2.75%), 11/23/28		790	792,094
Rackspace Technology Global, Inc., Term Loan, 8.23%, (SOFR + 2.75%), 2/15/28		1,008	446,037
Skopima Merger Sub, Inc., Term Loan, 9.47%, (SOFR + 4.00%), 5/12/28		513	512,500
			$ 5,065,031
Leisure Products — 1.1%
Amer Sports Oyj, Term Loan, 7.948%, (3 mo. EURIBOR + 4.00%), 3/30/26	EUR	800	$ 886,232
Recess Holdings, Inc., Term Loan, 9.388%, (SOFR + 4.00%), 3/29/27		175	176,090
			$ 1,062,322

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount * (000's omitted)		Value
Life Sciences Tools & Services — 2.0%
Cambrex Corporation, Term Loan, 8.956%, (SOFR + 3.50%), 12/4/26		144	$ 142,071
Curia Global, Inc., Term Loan, 9.233%, (SOFR + 3.75%), 8/30/26		670	604,682
IQVIA, Inc., Term Loan, 7.348%, (SOFR + 2.00%), 1/2/31		375	376,540
LGC Group Holdings, Ltd., Term Loan, 7.093%, (1 mo. EURIBOR + 3.25%), 4/21/27	EUR	225	242,490
Loire Finco Luxembourg S.a.r.l., Term Loan, 8.956%, (SOFR + 3.50%), 4/21/27		145	141,844
Star Parent, Inc., Term Loan, 9.348%, (SOFR + 4.00%), 9/27/30		400	397,375
			$ 1,905,002
Machinery — 7.0%
AI Aqua Merger Sub, Inc., Term Loan, 9.093%, (SOFR + 3.75%), 7/31/28		591	$ 592,200
American Trailer World Corp., Term Loan, 9.206%, (SOFR + 3.75%), 3/3/28		255	250,219
Apex Tool Group, LLC, Term Loan, 10.707%, (SOFR + 5.25%), 2/8/29		346	304,942
Barnes Group, Inc., Term Loan, 8.456%, (SOFR + 3.00%), 9/3/30		150	150,233
Conair Holdings, LLC, Term Loan, 9.22%, (SOFR + 3.75%), 5/17/28		587	576,725
EMRLD Borrower, L.P., Term Loan, 8.356%, (SOFR + 3.00%), 5/31/30		324	325,548
Engineered Machinery Holdings, Inc., Term Loan, 9.11%, (SOFR + 3.50%), 5/19/28		878	873,751
Filtration Group Corporation, Term Loan, 8.97%, (SOFR + 3.50%), 10/21/28		171	171,609
Gates Global, LLC, Term Loan, 7.956%, (SOFR + 2.50%), 3/31/27		756	757,845
Icebox Holdco III, Inc., Term Loan, 9.11%, (SOFR + 3.50%), 12/22/28		197	195,728
Madison IAQ, LLC, Term Loan, 8.721%, (SOFR + 3.25%), 6/21/28		249	248,196
Pro Mach Group, Inc., Term Loan, 9.47%, (SOFR + 4.00%), 8/31/28		298	299,043
Roper Industrial Products Investment Company, LLC, Term Loan, 9.348%, (SOFR + 4.00%), 11/22/29		422	423,465
SPX Flow, Inc., Term Loan, 9.956%, (SOFR + 4.50%), 4/5/29		523	525,135
Titan Acquisition Limited, Term Loan, 8.47%, (SOFR + 3.00%), 3/28/25		493	493,588
TK Elevator Topco GmbH, Term Loan, 7.597%, (6 mo. EURIBOR + 3.63%), 7/30/27	EUR	150	165,924
Borrower/Description	Principal Amount * (000's omitted)		Value
Machinery (continued)
Vertical US Newco, Inc., Term Loan, 9.381%, (SOFR + 3.50%), 7/30/27		193	$ 193,990
Zephyr German BidCo GmbH, Term Loan, 7.833%, (3 mo. EURIBOR + 3.85%), 3/10/28	EUR	300	316,282
			$ 6,864,423
Media — 1.6%
Gray Television, Inc.:
Term Loan, 7.957%, (SOFR + 2.50%), 1/2/26		276	$ 276,249
Term Loan, 8.457%, (SOFR + 3.00%), 12/1/28		245	243,554
Hubbard Radio, LLC, Term Loan, 9.73%, (1 mo. USD LIBOR + 4.25%), 3/28/25		204	168,394
Sinclair Television Group, Inc., Term Loan, 7.97%, (SOFR + 2.50%), 9/30/26		287	265,421
Univision Communications, Inc., Term Loan, 8.72%, (SOFR + 3.25%), 3/15/26		585	586,788
			$ 1,540,406
Metals/Mining — 1.4%
Arsenal AIC Parent, LLC, Term Loan, 9.856%, (SOFR + 4.50%), 8/18/30		723	$ 727,105
Dynacast International, LLC, Term Loan, 14.488%, (SOFR + 9.00%), 10/22/25		161	121,242
PMHC II, Inc., Term Loan, 9.807%, (SOFR + 4.25%), 4/23/29		396	380,648
WireCo WorldGroup, Inc., Term Loan, 9.108%, (SOFR + 3.75%), 11/13/28		109	109,782
			$ 1,338,777
Oil, Gas & Consumable Fuels — 1.5%
ITT Holdings, LLC, Term Loan, 8.706%, (SOFR + 3.25%), 10/5/30		249	$ 250,622
Matador Bidco S.a.r.l., Term Loan, 9.956%, (SOFR + 4.50%), 10/15/26		670	673,825
Oryx Midstream Services Permian Basin, LLC, Term Loan, 8.71%, (SOFR + 3.25%), 10/5/28		244	244,518
Oxbow Carbon, LLC, Term Loan, 9.452%, (SOFR + 4.00%), 5/10/30 (10)		149	149,188
QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 13.47%, (SOFR + 8.00%), 8/27/26		174	173,516
			$ 1,491,669
Personal Products — 0.8%
Olaplex, Inc., Term Loan, 8.956%, (SOFR + 3.50%), 2/23/29		297	$ 276,375

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount * (000's omitted)		Value
Personal Products (continued)
Sunshine Luxembourg VII S.a.r.l., Term Loan, 8.948%, (SOFR + 3.50%), 10/1/26		535	$ 538,441
			$ 814,816
Pharmaceuticals — 1.9%
Bausch Health Companies, Inc., Term Loan, 10.706%, (SOFR + 5.25%), 2/1/27		433	$ 353,700
Jazz Financing Lux S.a.r.l., Term Loan, 8.97%, (SOFR + 3.50%), 5/5/28		659	662,581
Mallinckrodt International Finance S.A.:
Term Loan, 12.865%, (SOFR + 7.50%), 11/14/28		118	131,292
Term Loan - Second Lien, 14.865%, (SOFR + 9.50%), 11/14/28		671	722,667
			$ 1,870,240
Professional Services — 3.6%
AlixPartners, LLP, Term Loan, 7.175%, (3 mo. EURIBOR + 3.25%), 2/4/28	EUR	243	$ 267,291
Camelot U.S. Acquisition, LLC, Term Loan, 8.47%, (SOFR + 3.00%), 10/30/26		424	425,221
CoreLogic, Inc., Term Loan, 8.97%, (SOFR + 3.50%), 6/2/28		494	481,962
EAB Global, Inc., Term Loan, 8.97%, (SOFR + 3.50%), 8/16/28		497	497,195
Employbridge Holding Company, Term Loan, 10.407%, (SOFR + 4.75%), 7/19/28		588	486,554
Genuine Financial Holdings, LLC, Term Loan, 9.356%, (SOFR + 4.00%), 9/27/30		125	124,571
Neptune Bidco US, Inc., Term Loan, 10.507%, (SOFR + 5.00%), 4/11/29		597	547,427
Rockwood Service Corporation, Term Loan, 9.72%, (SOFR + 4.25%), 1/23/27		224	224,687
Vaco Holdings, LLC, Term Loan, 10.434%, (SOFR + 5.00%), 1/21/29		497	492,695
			$ 3,547,603
Real Estate Management & Development — 0.5%
Greystar Real Estate Partners, LLC, Term Loan, 9.125%, (SOFR + 3.75%), 8/21/30		175	$ 174,999
Homeserve USA Holding Corp., Term Loan, 8.358%, (SOFR + 3.00%), 10/21/30		275	275,229
			$ 450,228
Road & Rail — 1.4%
First Student Bidco, Inc.:
Term Loan, 8.36%, (SOFR + 3.00%), 7/21/28		66	$ 65,249
Term Loan, 8.61%, (SOFR + 3.00%), 7/21/28		217	215,723
Borrower/Description	Principal Amount * (000's omitted)		Value
Road & Rail (continued)
Grab Holdings, Inc., Term Loan, 9.97%, (SOFR + 4.50%), 1/29/26		502	$ 504,322
Hertz Corporation (The):
Term Loan, 9.108%, (SOFR + 3.75%), 6/30/28		200	199,925
Term Loan, 6/30/28 (11)		2	1,705
Uber Technologies, Inc., Term Loan, 8.135%, (SOFR + 2.75%), 3/3/30		398	399,948
			$ 1,386,872
Semiconductors & Semiconductor Equipment — 1.1%
Altar Bidco, Inc.:
Term Loan, 8.285%, (SOFR + 3.10%), 2/1/29 (10)		617	$ 616,956
Term Loan - Second Lien, 10.813%, (SOFR + 5.60%), 2/1/30		125	124,063
Bright Bidco B.V., Term Loan, 14.39%, (SOFR + 9.00%), 6.39% cash, 8.00% PIK, 10/31/27		199	69,706
Entegris, Inc., Term Loan, 7.848%, (SOFR + 2.50%), 7/6/29		261	261,985
			$ 1,072,710
Software — 21.4%
Applied Systems, Inc., Term Loan, 9.848%, (SOFR + 4.50%), 9/18/26		199	$ 199,670
AppLovin Corporation, Term Loan, 8.456%, (SOFR + 3.10%), 8/16/30		559	560,330
Aptean, Inc., Term Loan, 9.706%, (SOFR + 4.25%), 4/23/26		247	246,698
AQA Acquisition Holding, Inc., Term Loan, 9.895%, (SOFR + 4.25%), 3/3/28		414	414,116
Astra Acquisition Corp.:
Term Loan, 10.86%, (SOFR + 5.25%), 10/25/28		267	173,152
Term Loan - Second Lien, 14.485%, (SOFR + 8.88%), 10/25/29		425	203,951
Banff Merger Sub, Inc.:
Term Loan, 8.093%, (1 mo. EURIBOR + 4.25%), 12/29/28	EUR	120	132,490
Term Loan, 9.606%, (SOFR + 4.25%), 12/29/28		963	971,507
Term Loan - Second Lien, 10.97%, (SOFR + 5.50%), 2/27/26		225	225,211
Central Parent, Inc., Term Loan, 9.348%, (SOFR + 4.00%), 7/6/29		571	574,090
CentralSquare Technologies, LLC, Term Loan, 9.248%, (SOFR + 3.75%), 8/29/25		1,531	1,484,298
Cloud Software Group, Inc., Term Loan, 9.948%, (SOFR + 4.50%), 3/30/29 (10)		894	877,825
Cloudera, Inc.:
Term Loan, 9.206%, (SOFR + 3.75%), 10/8/28		863	856,998

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount * (000's omitted)	Value
Software (continued)
Cloudera, Inc.: (continued)
Term Loan - Second Lien, 11.456%, (SOFR + 6.00%), 10/8/29	200	$ 192,667
Cornerstone OnDemand, Inc., Term Loan, 9.22%, (SOFR + 3.75%), 10/16/28	344	334,633
Delta TopCo, Inc., Term Loan - Second Lien, 12.621%, (SOFR + 7.25%), 12/1/28	1,000	1,003,281
E2open, LLC, Term Loan, 8.97%, (SOFR + 3.50%), 2/4/28	414	415,680
ECI Macola Max Holding, LLC, Term Loan, 9.36%, (SOFR + 3.75%), 11/9/27	582	583,190
Epicor Software Corporation:
Term Loan, 8.72%, (SOFR + 3.25%), 7/30/27	494	496,007
Term Loan, 9.106%, (SOFR + 3.75%), 7/30/27	250	252,531
Fiserv Investment Solutions, Inc., Term Loan, 9.372%, (SOFR + 4.00%), 2/18/27	447	426,872
Greeneden U.S. Holdings II, LLC, Term Loan, 9.47%, (SOFR + 4.00%), 12/1/27	707	710,116
iSolved, Inc., Term Loan, 9.484%, (SOFR + 4.00%), 10/14/30	150	150,469
Ivanti Software, Inc., Term Loan, 9.907%, (SOFR + 4.25%), 12/1/27	209	199,205
Magenta Buyer, LLC:
Term Loan, 10.645%, (SOFR + 5.00%), 7/27/28	544	382,346
Term Loan - Second Lien, 13.895%, (SOFR + 8.25%), 7/27/29	150	59,250
Marcel LUX IV S.a.r.l., Term Loan, 9.835%, (SOFR + 4.50%), 11/11/30	375	377,500
Maverick Bidco, Inc., Term Loan, 9.283%, (SOFR + 3.75%), 5/18/28	281	278,171
McAfee, LLC, Term Loan, 9.193%, (SOFR + 3.75%), 3/1/29	690	688,531
OceanKey (U.S.) II Corp., Term Loan, 8.956%, (SOFR + 3.50%), 12/15/28	147	144,575
Open Text Corporation, Term Loan, 8.206%, (SOFR + 2.75%), 1/31/30	654	655,589
Proofpoint, Inc., Term Loan, 8.72%, (SOFR + 3.25%), 8/31/28	980	981,953
Quartz AcquireCo, LLC, Term Loan, 8.856%, (SOFR + 3.50%), 6/28/30	224	225,419
Quest Software US Holdings, Inc., Term Loan, 9.783%, (SOFR + 4.25%), 2/1/29	398	308,190
Redstone Holdco 2, L.P., Term Loan, 10.22%, (SOFR + 4.75%), 4/27/28	428	325,536
Skillsoft Corporation, Term Loan, 10.723%, (SOFR + 5.25%), 7/14/28	298	282,483
SolarWinds Holdings, Inc., Term Loan, 9.106%, (SOFR + 3.75%), 2/5/27	447	448,327
Borrower/Description	Principal Amount * (000's omitted)		Value
Software (continued)
Sophia, L.P., Term Loan, 8.956%, (SOFR + 3.50%), 10/7/27		1,317	$ 1,322,116
Ultimate Software Group, Inc. (The), Term Loan, 8.764%, (SOFR + 3.25%), 5/4/26		1,060	1,064,262
Veritas US, Inc.:
Term Loan, 8.675%, (3 mo. EURIBOR + 4.75%), 9/1/25	EUR	145	126,443
Term Loan, 10.47%, (SOFR + 5.00%), 9/1/25		543	451,819
Vision Solutions, Inc., Term Loan, 9.64%, (SOFR + 4.00%), 4/24/28		1,081	1,074,585
			$ 20,882,082
Specialty Retail — 5.2%
Boels Topholding B.V., Term Loan, 7.212%, (EURIBOR + 3.25%), 2/6/27 (10)	EUR	237	$ 262,512
Great Outdoors Group, LLC, Term Loan, 9.22%, (SOFR + 3.75%), 3/6/28		1,261	1,263,022
Harbor Freight Tools USA, Inc., Term Loan, 8.22%, (SOFR + 2.75%), 10/19/27		977	977,552
Les Schwab Tire Centers, Term Loan, 8.71%, (SOFR + 3.25%), 11/2/27		740	741,537
LIDS Holdings, Inc., Term Loan, 11.06%, (SOFR + 5.50%), 12/14/26		94	90,937
Mattress Firm, Inc., Term Loan, 9.86%, (SOFR + 4.25%), 9/25/28		781	776,393
PetSmart, Inc., Term Loan, 9.206%, (SOFR + 3.75%), 2/11/28		978	968,214
			$ 5,080,167
Trading Companies & Distributors — 3.3%
DXP Enterprises, Inc., Term Loan, 10.291%, (SOFR + 4.75%), 10/11/30		200	$ 200,747
Patagonia Bidco Limited, Term Loan, 10.437%, (SONIA + 5.25%), 11/1/28	GBP	375	410,358
Spin Holdco, Inc., Term Loan, 9.625%, (SOFR + 4.00%), 3/4/28		1,251	1,104,496
SRS Distribution, Inc., Term Loan, 8.97%, (SOFR + 3.50%), 6/2/28		742	743,704
White Cap Buyer, LLC, Term Loan, 9.106%, (SOFR + 3.75%), 10/19/27		495	496,694
Windsor Holdings III, LLC, Term Loan, 9.841%, (SOFR + 4.50%), 8/1/30		299	301,762
			$ 3,257,761

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount * (000's omitted)	Value
Wireless Telecommunication Services — 0.4%
CCI Buyer, Inc., Term Loan, 9.348%, (SOFR + 4.00%), 12/17/27	370	$ 369,646
		$ 369,646
Total Senior Floating-Rate Loans (identified cost $131,447,834)		$128,800,685

Miscellaneous — 0.0%
Security	Shares	Value
Cable and Satellite Television — 0.0%
ACC Claims Holdings, LLC (3)	200,340	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 3.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27% (13)	3,314,679	$ 3,314,679
Total Short-Term Investments (identified cost $3,314,679)		$ 3,314,679
Total Investments — 159.1% (identified cost $161,052,664)		$155,507,985
Less Unfunded Loan Commitments — (0.0)% (6)		$ (2,320)
Net Investments — 159.1% (identified cost $161,050,344)		$155,505,665
Other Assets, Less Liabilities — (59.1)%		$ (57,761,037)
Net Assets Applicable to Common Shares — 100.0%		$ 97,744,628
The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2023, the aggregate value of these securities is $17,510,127 or 17.9% of the Trust's net assets applicable to common shares.
(2)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2023.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Amount is less than 0.05% or (0.05)%, as applicable.
(7)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(8)	Principal amount is less than $500.
(9)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(10)	The stated interest rate represents the weighted average interest rate at December 31, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(11)	This Senior Loan will settle after December 31, 2023, at which time the interest rate will be determined.
(12)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At December 31, 2023, the total value of unfunded loan commitments is $1,856. See Note 1F for description.
(13)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2023.

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,411,704	EUR	3,122,552	Standard Chartered Bank	1/3/24	$ —	$ (35,437)
USD	3,453,315	EUR	3,122,551	Standard Chartered Bank	2/2/24	2,125	—
USD	1,734	EUR	1,572	Bank of America, N.A.	2/29/24	—	(6)
USD	832,046	EUR	754,000	Bank of America, N.A.	2/29/24	—	(2,203)
USD	828,193	EUR	750,542	Bank of America, N.A.	2/29/24	—	(2,230)
USD	815,919	EUR	740,000	Bank of America, N.A.	2/29/24	—	(2,840)
USD	833,108	EUR	755,000	HSBC Bank USA, N.A.	2/29/24	—	(2,248)
USD	855,212	EUR	775,000	Standard Chartered Bank	2/29/24	—	(2,272)
USD	1,219,491	GBP	963,007	Bank of America, N.A.	2/29/24	—	(8,372)
USD	886	GBP	699	Standard Chartered Bank	2/29/24	—	(5)
USD	523,434	EUR	469,438	Goldman Sachs International	3/28/24	3,431	—
USD	516,303	EUR	463,000	State Street Bank and Trust Company	3/28/24	3,432	—
USD	529,564	EUR	475,000	State Street Bank and Trust Company	3/28/24	3,400	—
USD	526,106	EUR	472,000	State Street Bank and Trust Company	3/28/24	3,265	—
						$15,653	$(55,613)
Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2023
Statement of Assets and Liabilities (Unaudited)

December 31, 2023
Assets
Unaffiliated investments, at value (identified cost $157,735,665)	$ 152,190,986
Affiliated investments, at value (identified cost $3,314,679)	3,314,679
Cash	2,535,846
Foreign currency, at value (identified cost $1,668,897)	1,674,144
Interest receivable	1,255,437
Dividends receivable from affiliated investments	15,835
Receivable for investments sold	1,850,589
Receivable for open forward foreign currency exchange contracts	15,653
Prepaid upfront fees on notes payable	8,242
Trustees' deferred compensation plan	67,914
Prepaid expenses	23,765
Total assets	$162,953,090
Liabilities
Notes payable	$ 22,000,000
Payable for investments purchased	4,231,309
Payable for open forward foreign currency exchange contracts	55,613
Distributions payable	963,050
Payable to affiliates:
Investment adviser fee	93,960
Administration fee	33,261
Trustees' fees	2,735
Trustees' deferred compensation plan	67,914
Accrued expenses	132,785
Total liabilities	$ 27,580,627
Auction preferred shares (1,504 shares outstanding) at liquidation value plus cumulative unpaid dividends	$ 37,627,835
Net assets applicable to common shares	$ 97,744,628
Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$ 157,907
Additional paid-in capital	128,945,520
Accumulated loss	(31,358,799)
Net assets applicable to common shares	$ 97,744,628
Common Shares Issued and Outstanding	15,790,660
Net Asset Value Per Common Share
Net assets ÷ common shares issued and outstanding	$ 6.19

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2023
Statement of Operations (Unaudited)

Six Months Ended
December 31, 2023
Investment Income
Dividend income	$ 214,309
Dividend income from affiliated investments	106,777
Interest and other income	8,296,718
Total investment income	$ 8,617,804
Expenses
Investment adviser fee	$ 576,983
Administration fee	203,163
Trustees’ fees and expenses	5,455
Custodian fee	37,612
Transfer and dividend disbursing agent fees	9,084
Legal and accounting services	80,668
Printing and postage	6,846
Interest expense and fees	672,422
Preferred shares service fee	16,304
Miscellaneous	60,446
Total expenses	$ 1,668,983
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 2,992
Total expense reductions	$ 2,992
Net expenses	$ 1,665,991
Net investment income	$ 6,951,813
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (1,805,823)
Foreign currency transactions	(7,660)
Forward foreign currency exchange contracts	(100,546)
Net realized loss	$(1,914,029)
Change in unrealized appreciation (depreciation):
Investments	$ 3,858,689
Foreign currency	45,528
Forward foreign currency exchange contracts	124,292
Net change in unrealized appreciation (depreciation)	$ 4,028,509
Net realized and unrealized gain	$ 2,114,480
Distributions to preferred shareholders	$(1,269,238)
Net increase in net assets from operations	$ 7,797,055

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2023
Statements of Changes in Net Assets

	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 6,951,813	$ 11,862,098
Net realized loss	(1,914,029)	(6,967,701)
Net change in unrealized appreciation (depreciation)	4,028,509	7,600,828
Distributions to preferred shareholders	(1,269,238)	(1,801,915)
Net increase in net assets from operations	$ 7,797,055	$ 10,693,310
Distributions to common shareholders	$ (6,686,146)	$ (9,821,761)
Capital share transactions:
Reinvestment of distributions to common shareholders	$ 35,072	$ —
Cost of shares repurchased in tender offer (see Note 6)	(10,480,521)	—
Net decrease in net assets from capital share transactions	$ (10,445,449)	$ —
Net increase (decrease) in net assets	$ (9,334,540)	$ 871,549
Net Assets Applicable to Common Shares
At beginning of period	$107,079,168	$ 106,207,619
At end of period	$ 97,744,628	$107,079,168

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2023
Statement of Cash Flows (Unaudited)

Six Months Ended
December 31, 2023
Cash Flows From Operating Activities
Net increase in net assets from operations	$ 7,797,055
Distributions to preferred shareholders	1,269,238
Net increase in net assets from operations excluding distributions to preferred shareholders	$ 9,066,293
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(20,666,673)
Investments sold and principal repayments	30,497,704
Increase in short-term investments, net	(151,034)
Net amortization/accretion of premium (discount)	(444,226)
Amortization of prepaid upfront fees on notes payable	10,724
Decrease in interest receivable	50,735
Increase in dividends receivable from affiliated investments	(2,578)
Increase in Trustees’ deferred compensation plan	(67,914)
Increase in prepaid expenses	(195)
Decrease in payable to affiliate for investment adviser fee	(985)
Decrease in payable to affiliate for administration fee	(304)
Decrease in payable to affiliate for Trustees' fees	(15)
Increase in payable to affiliate for Trustees' deferred compensation plan	67,914
Decrease in accrued expenses	(377,023)
Decrease in unfunded loan commitments	(34,936)
Net change in unrealized (appreciation) depreciation from investments	(3,858,689)
Net change in unrealized (appreciation) depreciation from forward foreign currency exchange contracts (OTC)	(124,292)
Net realized loss from investments	1,805,823
Net cash provided by operating activities	$ 15,770,329
Cash Flows From Financing Activities
Cash distributions paid to common shareholders	$ (5,688,024)
Cash distributions paid to preferred shareholders	(1,254,628)
Repurchases of common shares in tender offer	(10,480,521)
Proceeds from notes payable	15,000,000
Repayments of notes payable	(13,000,000)
Net cash used in financing activities	$(15,423,173)
Net increase in cash*	$ 347,156
Cash at beginning of period (including foreign currency)	$ 3,862,834
Cash at end of period (including foreign currency)	$ 4,209,990
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$ 35,072
Cash paid for interest and fees on borrowings	825,518
*	Includes net change in unrealized (appreciation) depreciation on foreign currency of $2,993.

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2023
Financial Highlights

Selected data for a common share outstanding during the
p
eriods stated
	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period (Common shares)	$ 6.110	$ 6.060	$ 6.900	$ 6.200	$ 7.050	$ 7.180
Income (Loss) From Operations
Net investment income (1)	$ 0.411	$ 0.676	$ 0.361	$ 0.406	$ 0.394	$ 0.410
Net realized and unrealized gain (loss)	0.130	0.037	(0.873)	0.702	(0.817)	(0.172)
Distributions to preferred shareholders: From net investm e nt income (1)	(0.075)	(0.103)	(0.006)	(0.001)	(0.017)	(0.031)
Discount on redemption and repurchase of auction preferred shares (1)	—	—	—	—	—	0.051
Total income (loss) from operations	$ 0.466	$ 0.610	$(0.518)	$ 1.107	$(0.440)	$ 0.258
Less Distributions to Common Shareholders
From net investment income	$ (0.399)	$ (0.560)	$ (0.375)	$ (0.407)	$ (0.410)	$ (0.388)
Tax return of capital	—	—	(0.019)	—	—	—
Total distributions to common shareholders	$(0.399)	$(0.560)	$(0.394)	$(0.407)	$(0.410)	$(0.388)
Discount on tender offer (see Note 6) (1)	$ 0.013	$ —	$ 0.072	$ —	$ —	$ —
Net asset value — End of period (Common shares)	$ 6.190	$ 6.110	$ 6.060	$ 6.900	$ 6.200	$ 7.050
Market value — End of period (Common shares)	$ 6.310	$ 5.460	$ 5.460	$ 6.800	$ 5.330	$ 6.230
Total Investment Return on Net Asset Value (2)	8.33% (3)(4)	11.71%	(6.68)% (5)	18.65%	(5.64)%	4.46% (6)
Total Investment Return on Market Value (2)	23.57% (3)	10.80%	(14.68)%	36.01%	(8.20)%	3.88%

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2023
Financial Highlights — continued

Selected data for a common share outstanding during the periods stated
	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30,
		2023	2022	2021	2020	2019
Ratios/Supplemental Data
Net assets applicable to common shares, end of period (000’s o mitted)	$97,745	$107,079	$106,208	$261,425	$234,657	$266,926
Ratios (as a percentage of average daily net assets applicable to common shares): (7)†
Expenses excluding interest and fees	1.90% (8)(9)	1.99% (9)	1.91%	1.96%	1.73%	1.73%
Interest and fee expense (10)	1.28% (8)	1.05%	0.47%	0.57%	1.19%	1.40%
Total expenses	3.18% (8)(9)	3.04% (9)	2.38%	2.53%	2.92%	3.13%
Net investment income	13.27% (8)	11.15%	5.31%	6.08%	5.93%	5.74%
Portfolio Turnover	11% (3)	27%	43%	40%	57%	26%
Senior Securities:
Total notes payable outstanding (in 000’s)	$22,000	$ 20,000	$ 26,000	$103,000	$ 95,000	$103,000
Asset coverage per $1,000 of notes payable (11)	$ 7,153	$ 8,235	$ 6,531	$ 3,903	$ 3,866	$ 3,957
Total preferred shares outstanding	1,504	1,504	1,504	1,504	1,504	1,504
Asset coverage per preferred share (12)	$66,012	$ 71,481	$ 66,752	$ 71,484	$ 69,242	$ 72,464
Involuntary liquidation preference per preferred share (13)	$25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000
Approximate market value per preferred share (13)	$25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000
(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.
(3)	Not annualized.
(4)	The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its common shares at 98% of the Trust’s net asset value per common share. Absent this transaction, the total return based on net asset value would have been 8.10%.
(5)	The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its common shares at 99% of the Trust’s net asset value per common share. Absent this transaction, the total return based on net asset value would have been (7.90)%.
(6)	The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its Auction Preferred Shares at 92% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 3.71%.
(7)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(8)	Annualized.
(9)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Trust’s investment in the Liquidity Fund (equal to less than 0.01% and less than 0.005% of average daily net assets for the six months ended December 31, 2023 and the year ended June 30, 2023, respectively).
(10)	Interest and fee expense relates to the notes payable to partially redeem the Trust’s Auction Preferred Shares and/or to fund investments (see Note 8).
(11)	Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.
(12)	Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share.
(13)	Plus accumulated and unpaid dividends.
†	Ratios based on net assets applicable to common shares plus preferred shares and borrowings are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios for periods less than one year are annualized.
	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30,
		2023	2022	2021	2020	2019
Expenses excluding interest and fees	1.22%	1.29%	1.28%	1.25%	1.11%	1.12%
Interest and fee expense	0.83%	0.68%	0.32%	0.36%	0.76%	0.91%
Total expenses	2.05%	1.97%	1.60%	1.61%	1.87%	2.03%
Net investment income	8.56%	7.23%	3.57%	3.87%	3.81%	3.73%

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Senior Income Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust’s investment objective is to provide a high level of current income, consistent with the preservation of capital, by investing primarily in senior, secured floating-rate loans.
The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation
—
The following methodologies are used to determine the market value or fair value of investments.
Senior Floating-Rate Loans.
Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Debt Obligations.
Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities.
Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives.
Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Trust’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies.
Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other.
Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation.
 In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Trust’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Eaton Vance
Senior Income Trust
December 31, 2023
Notes to Financial Statements (Unaudited) — continued

B  Investment Transactions
—
Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income
—
Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes
—
The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of December 31, 2023, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation
—
Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments
—
The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At December 31, 2023, the Trust had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates
—
The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications
—
Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
I  Forward Foreign Currency Exchange Contracts
—
The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
J  Interim Financial Statements
—
The interim financial statements relating to December 31, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Auction Preferred Shares
The Trust issued Auction Preferred Shares (APS) on July 27, 2001 in a public offering. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. Auctions have not cleared since February 13, 2008 and the rate since that date has been the maximum applicable rate (see Note 3). The maximum applicable rate on the APS is 125% of the “AA” Financial Composite Commercial Paper Rate at the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS.

Eaton Vance
Senior Income Trust
December 31, 2023
Notes to Financial Statements (Unaudited) — continued

The number of APS issued and outstanding as of December 31, 2023 are as follows:
APS Issued and Outstanding
Series A	752
Series B	752
The APS are redeemable at the option of the Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust's By-Laws and the 1940 Act. The Trust pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.
3  Distributions to Shareholders and Income Tax Information
The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at December 31, 2023, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:
	APS Dividend Rates at December 31, 2023	Dividends Accrued to APS Shareholders	Average APS Dividend Rates	Dividend Rate Ranges (%)
Series A	6.66%	$633,913	6.60%	6.32-6.67
Series B	6.67	635,325	6.61	6.33-6.67
Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trust's APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rate for each series as of December 31, 2023.
Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At June 30, 2023, the Trust, for federal income tax purposes, had deferred capital losses of $24,196,487 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Trust’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at June 30, 2023, $1,391,581 are short-term and $22,804,906 are long-term.

Eaton Vance
Senior Income Trust
December 31, 2023
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Trust at December 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$161,054,611
Gross unrealized appreciation	$ 2,009,631
Gross unrealized depreciation	(7,598,537)
Net unrealized depreciation	$ (5,588,906)
4  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Trust. The investment adviser fee is computed at an annual rate of 0.71% of the Trust’s average weekly gross assets and is payable monthly. The annual investment adviser fee rate shall be reduced to the following as of the stated date: May 1, 2024: 0.70%, May 1, 2025: 0.69% and May 1, 2026: 0.55%. Gross assets as referred to herein are calculated by deducting accrued liabilities of the Trust except the principal amount of any indebtedness for money borrowed, including debt securities issued by the Trust. For the six months ended December 31, 2023, the Trust’s investment adviser fee amounted to $576,983.
The Trust may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Trust is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Trust due to its investment in the Liquidity Fund. For the six months ended December 31, 2023, the investment adviser fee paid was reduced by $2,992 relating to the Trust’s investment in the Liquidity Fund. The administration fee is earned by EVM for administering the business affairs of the Trust and is computed at an annual rate of 0.25% of the Trust’s average weekly gross assets. For the six months ended December 31, 2023, the administration fee amounted to $203,163.
Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Trust are officers of EVM.
5  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $16,753,810 and $28,737,430, respectively, for the six months ended December 31, 2023.
6  Common Shares of Beneficial Interest and Shelf Offering
The Trust may issue common shares pursuant to its dividend reinvestment plan. Common shares issued by the Trust pursuant to its dividend reinvestment plan for the six months ended December 31, 2023 were 5,688. There were no common shares issued by the Trust for the year ended June 30, 2023.
On May 12, 2021, the Trust announced that it will conduct cash tender offers in the fourth quarter of each of 2022, 2023 and 2024 (each, a “Conditional Tender Offer”) for up to 10% of the Trust’s then-outstanding common shares if, from January to August of the relevant year, the Trust’s shares trade at an average daily discount to NAV of more than 10%, based upon the Trust’s volume-weighted average market price and NAV on each business day during the period. If triggered, common shares tendered and accepted in a Conditional Tender Offer would be repurchased at a price per share equal to 98% of the Trust’s NAV as of the close of regular trading on the New York Stock Exchange on the date such Conditional Tender Offer expires.
On September 26, 2023, the Trust commenced a cash tender offer for up to 1,753,886 of its outstanding common shares. The tender offer expired at 5:00 P.M. Eastern Time on October 25, 2023. The number of shares properly tendered was 1,753,886. The purchase price of the properly tendered shares was equal to $5.9756 per share for an aggregate purchase price of $10,480,521. The condition to trigger a tender offer by the Trust in the fourth quarter of 2022 was not met.
In November 2013, the Board of Trustees initially approved a share repurchase program for the Trust. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Trust is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The share repurchase program does not obligate the Trust to purchase a specific amount of shares. There were no repurchases of common shares by the Trust pursuant to the share repurchase program for the six months ended December 31, 2023 and the year ended June 30, 2023.

Eaton Vance
Senior Income Trust
December 31, 2023
Notes to Financial Statements (Unaudited) — continued

Pursuant to a registration statement filed with the SEC, the Trust is authorized to issue up to an additional 4,551,438 common shares through an equity shelf offering program (the “shelf offering”). Under the shelf offering, the Trust, subject to market conditions, may raise additional capital from time to time and in varying amounts and offering methods at a net price at or above the Trust’s net asset value per common share. During the six months ended December 31, 2023 and the year ended June 30, 2023, there were no shares sold by the Trust pursuant to its shelf offering.
7  Financial Instruments
The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at December 31, 2023 is included in the Portfolio of Investments. At December 31, 2023, the Trust had sufficient cash and/or securities to cover commitments under these contracts.
The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.
The Trust enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Trust’s net assets below a certain level over a certain period of time, which would trigger a payment by the Trust for those derivatives in a liability position. At December 31, 2023, the fair value of derivatives with credit-related contingent features in a net liability position was $55,613. At December 31, 2023, there were no assets pledged by the Trust for such liability.
The over-the-counter (OTC) derivatives in which the Trust invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Trust has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Trust and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Trust may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Trust’s net assets decline by a stated percentage or the Trust fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Trust of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Trust and/or counterparty is held in segregated accounts by the Trust’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Trust, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Trust as collateral, if any, are identified as such in the Portfolio of Investments.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at December 31, 2023 was as follows:
	Fair Value
Derivative	Asset Derivative (1)	Liability Derivative (2)
Forward foreign currency exchange contracts	$15,653	$(55,613)
(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

Eaton Vance
Senior Income Trust
December 31, 2023
Notes to Financial Statements (Unaudited) — continued

The Trust's derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Trust's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Trust for such assets and pledged by the Trust for such liabilities as of December 31, 2023.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received (a)	Cash Collateral Received (a)	Net Amount of Derivative Assets (b)
Goldman Sachs International	$ 3,431	$ —	$ —	$ —	$ 3,431
Standard Chartered Bank	2,125	(2,125)	—	—	—
State Street Bank and Trust Company	10,097	—	—	—	10,097
	$15,653	$(2,125)	$ —	$ —	$13,528

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged (a)	Cash Collateral Pledged (a)	Net Amount of Derivative Liabilities (c)
Bank of America, N.A.	$ (15,651)	$ —	$ —	$ —	$ (15,651)
HSBC Bank USA, N.A.	(2,248)	—	—	—	(2,248)
Standard Chartered Bank	(37,714)	2,125	—	—	(35,589)
	$(55,613)	$2,125	$ —	$ —	$(53,488)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended December 31, 2023 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income (1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income (2)
Forward foreign currency exchange contracts	$(100,546)	$124,292
(1)	Statement of Operations location: Net realized gain (loss): Forward foreign currency exchange contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Forward foreign currency exchange contracts.
The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended December 31, 2023, which is indicative of the volume of this derivative type, was approximately $15,356,000.

Eaton Vance
Senior Income Trust
December 31, 2023
Notes to Financial Statements (Unaudited) — continued

8  Revolving Credit and Security Agreement
The Trust has entered into a Credit Agreement (the Agreement) with a bank to borrow up to a limit of $45 million pursuant to a revolving line of credit. Borrowings under the Agreement are secured by the assets of the Trust. Interest is generally charged at a rate above the Secured Overnight Financing Rate (SOFR) and is payable monthly. Under the terms of the Agreement, in effect through May 2, 2024, the Trust pays a facility fee of 0.15% on the borrowing limit. In connection with entering into the Agreement, the Trust also paid upfront fees of $22,500, which are being amortized to interest expense to May 2, 2024. The unamortized balance at December 31, 2023 is approximately $8,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. The Trust is required to maintain certain net asset levels during the term of the Agreement. At December 31, 2023, the Trust had borrowings outstanding under the Agreement of $22,000,000 at an annual interest rate of 6.31%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at December 31, 2023 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 10) at December 31, 2023. For the six months ended December 31, 2023, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $19,711,957 and 6.35%, respectively.
9  Affiliated Investments
At December 31, 2023, the value of the Trust's investment in funds that may be deemed to be affiliated was $3,314,679, which represents 3.4% of the Trust's net assets applicable to common shares. Transactions in such investments by the Trust for the six months ended December 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$3,163,645	$39,680,490	$(39,529,456)	$ —	$ —	$3,314,679	$106,777	3,314,679
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2023, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 12,094,326	$ —	$ 12,094,326
Closed-End Funds	3,315,462	—	—	3,315,462
Common Stocks	22,080	1,096,470	17,165	1,135,715
Corporate Bonds	—	6,847,118	—	6,847,118
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	128,581,577	216,788	128,798,365
Miscellaneous	—	—	0	0
Short-Term Investments	3,314,679	—	—	3,314,679
Total Investments	$ 6,652,221	$ 148,619,491	$ 233,953	$ 155,505,665

Eaton Vance
Senior Income Trust
December 31, 2023
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Forward Foreign Currency Exchange Contracts	$ —	$ 15,653	$ —	$ 15,653
Total	$ 6,652,221	$ 148,635,144	$ 233,953	$ 155,521,318
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (55,613)	$ —	$ (55,613)
Total	$ —	$ (55,613)	$ —	$ (55,613)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended December 31, 2023 is not presented.
11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Trust may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Credit Risk
The Trust invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.
12  Additional Information
On August 27, 2020, Saba Capital Master Fund, Ltd., a hedge fund (“Saba”), filed claims against the Trust in a lawsuit in Suffolk County Superior Court in Massachusetts asserting breach of contract and fiduciary duty by the Trust and certain of its affiliates, the Trust's adviser, and the Board, following the implementation by the Trust of by-law amendments that (i) require trustee nominees in contested elections to obtain affirmative votes of a majority of eligible shares in order to be elected and (ii) establish certain requirements related to shares obtained in "Control Share Acquisitions". With respect to the Trust, Saba seeks rescission of these by-law provisions and certain related relief. On March 31, 2021, the court allowed in part and denied in part a motion to dismiss Saba's claims. Discovery is complete. On January 23, 2023, in ruling on the parties’ cross-motions for partial summary judgment, the court dismissed Saba’s claims for breach of fiduciary duty against the Board, while holding that the control share by-law amendment violated Section 18(i) of the 1940 Act. Additional claims and defenses will be addressed at trial, which is currently scheduled to begin in the Spring of 2024. While management of the Trust is unable to predict the outcome of this matter, it does not believe the outcome would result in the payment of any monetary damages by the Trust.

Eaton Vance
Senior Income Trust
December 31, 2023
Annual Meeting of Shareholders (Unaudited)

The Trust held its Annual Meeting of Shareholders on October 11, 2023. The following actions were taken by the shareholders.
Proposal 1a:
The election of Cynthia E. Frost and Susan J. Sutherland as Class I Trustees of the Trust for a three-year term expiring in 2026.
The following votes were cast by the Trust’s common and APS shareholders, voting together as a single class:
	Number of Shares
Nominees for Trustee	For	Withheld
Cynthia E. Frost	12,561,569	265,229
Susan J. Sutherland	12,584,035	242,763
Proposal 1b
:  The election of Valerie A. Mosley as a Class I Trustee of the Trust for a three-year term expiring in 2026.
The following votes were cast by the Trust’s APS shareholders, voting separately as a single class:
	Number of Shares
Nominee for Trustee	For	Withheld
Valerie A. Mosley	1,174	0

Eaton Vance
Senior Income Trust
December 31, 2023
Officers and Trustees

Officers
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda *(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a
new
customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer
our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■
Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont:
Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California:
Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents.

The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.
Equiniti Trust Company, LLC
(“
EQ
”),
the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct EQ, or your financial intermediary, otherwise.
 If you would prefer that your Eaton Vance documents not be householded, please contact EQ or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by EQ or your financial intermediary.
Portfolio Holdings.

Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting.

From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Share Repurchase Program.

The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.
Additional Notice to Shareholders.

If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.
Closed-End Fund Information.

Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Closed-End Funds & Term Trusts.”

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
Equiniti Trust Company, LLC ("EQ")
P.O. Box 500
Newark, NJ 07101
Fund Offices
Two International Place
Boston, MA 02110

7700    12.31.23

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Period	(a) Total Number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs
July 1 through July 31	0	0	0	0
August 1 through August 31	0	0	0	0
September 1 through September 30	0	0	0	0
October 1 through October 31	1,753,886	5.9756	1,753,886	0
November 1 through November 30	0	0	0	0
December 1 through December 31	0	0	0	0
Total	1,753,886	5.9756	1,753,886	0

The Trust announced on May 12, 2021 that it will conduct cash tender offers in the fourth quarter of each of 2022, 2023 and 2024 (each, a “Conditional Tender Offer”) for up to 10% of the Trust’s then-outstanding common shares if, from January to August of the relevant year, the Trust’s shares trade at an average daily discount to NAV of more than 10%, based upon the Trust’s volume-weighted average market price and NAV on each business day during the period. If triggered, common shares tendered and accepted in a Conditional Tender Offer would be repurchased at a price per share equal to 98% of the Trust’s NAV as of the close of regular trading on the New York Stock Exchange on the date such Conditional Tender Offer expires.

On September 26, 2023, the Trust commenced a cash tender offer for up to 1,753,886 of its outstanding common shares. The tender offer expired at 5:00 P.M. Eastern Time on October 25, 2023. The number of shares properly tendered was 1,753,886. The purchase price of the properly tendered shares was equal to $5.9756 per share for an aggregate purchase price of $10,480,521.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Income Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
President

Date: February 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: February 27, 2024

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
President

Date: February 27, 2024